PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment Comprised of Fixed Assets and Oil and Gas Properties

The components of property, plant and equipment consist of the following (in thousands):

	December 31,
	2021	2020
Land and Land improvements	$25,399	$13,808
Proved properties	96,297	62,227
Wells in progress	17,653	492
Corporate and other	3,476	3,476
Total property, plant and equipment, at cost	142,825	80,003
Accumulated depreciation, depletion and amortization	(50,163)	(38,764)
Right of use asset — finance leases	57,883	20,018
Total property, plant and equipment, net	$150,545	$61,257